LKCM Balanced Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 68.9%	Shares	Value
Aerospace & Defense - 1.1%
L3Harris Technologies, Inc.	5,850	$1,246,635

Banks - 3.6%
Bank of America Corp.	38,900	1,475,088
Cullen/Frost Bankers, Inc.	9,700	1,091,929
JPMorgan Chase & Co.	8,400	1,682,520
		4,249,537

Beverages - 2.2%
Coca-Cola Co.	21,400	1,309,252
PepsiCo, Inc.	7,550	1,321,325
		2,630,577

Broadline Retail - 1.7%
Amazon.com, Inc.(a)	11,200	2,020,256

Capital Markets - 1.1%
Moody's Corp.	3,350	1,316,650

Chemicals - 3.6%
Air Products and Chemicals, Inc.	3,100	751,037
Corteva, Inc.	7,658	441,637
DuPont de Nemours, Inc.	11,158	855,484
Ecolab Inc.	2,400	554,160
Linde PLC(b)	3,600	1,671,552
		4,273,870

Commercial Services & Supplies - 3.4%
Cintas Corp.	2,200	1,511,466
Waste Connections, Inc. (b)	8,100	1,393,281
Waste Management, Inc.	5,250	1,119,038
		4,023,785

Construction Materials - 1.6%
Martin Marietta Materials, Inc.	3,100	1,903,214

Consumer Staples Distribution & Retail - 1.2%
Walmart, Inc.	24,300	1,462,131

Diversified Telecommunication Services - 0.6%
Verizon Communications Inc.	17,341	727,628

Electrical Equipment - 1.7%
Emerson Electric Co.	8,800	998,096
Rockwell Automation, Inc.	3,325	968,672
		1,966,768

Electronic Equipment, Instruments & Components - 2.2%
Teledyne Technologies, Inc.(a)	2,950	1,266,494
Trimble Inc.(a)	19,750	1,271,110
		2,537,604

Entertainment - 1.1%
Walt Disney Co.	10,200	1,248,072

Financial Services - 1.3%
Visa, Inc. - Class A	5,650	1,576,802

Ground Transportation - 1.1%
Union Pacific Corp.	5,275	1,297,281

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	10,000	1,136,600
Alcon, Inc. (b)	17,900	1,490,891
		2,627,491

Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.	700	346,290

Household Products - 2.3%
Colgate-Palmolive Co.	16,100	1,449,805
Kimberly-Clark Corp.	6,100	789,035
Procter & Gamble Co.	3,250	527,312
		2,766,152

Industrial Conglomerates - 0.9%
Honeywell International Inc.	5,200	1,067,300

Insurance - 0.7%
Arthur J Gallagher & Co.	3,400	850,136

Interactive Media & Services - 3.1%
Alphabet Inc. - Class C(a)	13,800	2,101,188
Meta Platforms, Inc. - Class A	3,275	1,590,275
		3,691,463

IT Services - 1.7%
Accenture PLC - Class A(b)	2,600	901,186
Akamai Technologies, Inc.(a)	11,300	1,228,988
		2,130,174

Life Sciences Tools & Services - 3.4%
Charles River Laboratories International, Inc.(a)	4,450	1,205,728
Danaher Corp.	5,100	1,273,572
Thermo Fisher Scientific, Inc.	2,600	1,511,146
		3,990,446

Machinery - 1.7%
Chart Industries, Inc.(a)	4,800	790,656
Fortive Corp.	9,350	804,287
IDEX Corp.	1,600	390,432
		1,985,375

Metals & Mining - 0.6%
Newmont Goldcorp Corp.	18,100	648,704

Oil, Gas & Consumable Fuels - 5.5%
Chevron Corp.	7,795	1,229,583
ConocoPhillips Co.	10,900	1,387,352
Coterra Energy, Inc.	24,000	669,120
EOG Resources, Inc.	4,450	568,888
Kinder Morgan, Inc.	62,000	1,137,080
Pioneer Natural Resources Co.	5,650	1,483,125
		6,475,148

Personal Care Products - 0.6%
Estee Lauder Cos., Inc. - Class A	4,600	709,090

Pharmaceuticals - 2.6%
Merck & Co., Inc.	12,500	1,649,375
Zoetis Inc.	8,026	1,358,079
		3,007,454

Professional Services - 0.9%
Broadridge Financial Solutions, Inc.	5,250	1,075,515

Semiconductors & Semiconductor Equipment - 2.6%
NVIDIA Corp.	2,000	1,807,120
QUALCOMM, Inc.	7,600	1,286,680
		3,093,800

Software - 7.4%
Adobe Inc.(a)	1,850	933,510
Microsoft Corp.	6,750	2,839,860
Oracle Corp.	12,800	1,607,808
Roper Technologies, Inc.	2,600	1,458,184
Salesforce, Inc.	6,050	1,822,139
		8,661,501

Specialty Retail - 1.5%
Home Depot, Inc.	4,500	1,726,200

Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc.	15,950	2,735,106

Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B	12,000	1,127,760
TOTAL COMMON STOCKS (Cost $41,936,007)		81,195,915

CORPORATE BONDS - 29.0%	Par	Value
Aerospace & Defense - 1.7%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	500,000	503,344
Lockheed Martin Corp., 4.50%, 02/15/2029 (Callable 01/15/2029)	750,000	743,963
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)	800,000	801,930
		2,049,237

Banks - 0.8%
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	750,000	718,830
JPMorgan Chase & Co., 3.20%, 06/15/2026 (Callable 03/15/2026)	200,000	192,562
		911,392

Beverages - 0.9%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	750,000	706,892
PepsiCo, Inc., 2.38%, 10/06/2026 (Callable 07/06/2026)	435,000	411,159
		1,118,051

Biotechnology - 1.1%
AbbVie, Inc.
3.20%, 05/14/2026 (Callable 02/14/2026)	600,000	579,481
4.95%, 03/15/2031 (Callable 01/15/2031)	250,000	251,895
Amgen, Inc., 2.60%, 08/19/2026 (Callable 05/19/2026)	450,000	426,246
		1,257,622

Broadline Retail - 0.7%
Amazon.com, Inc.
1.20%, 06/03/2027 (Callable 04/03/2027)	260,000	233,919
4.55%, 12/01/2027 (Callable 11/01/2027)	550,000	550,309
		784,228

Chemicals - 1.9%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027 (Callable 03/15/2027)	675,000	620,306
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (Callable 08/15/2028)	650,000	649,389
Ecolab Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	500,000	475,143
5.25%, 01/15/2028 (Callable 12/15/2027)	475,000	484,296
		2,229,134

Commercial Services & Supplies - 0.4%
Waste Management, Inc., 4.15%, 04/15/2032 (Callable 01/15/2032)	500,000	477,991

Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp., 1.38%, 06/20/2027 (Callable 04/20/2027)	690,000	624,845
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 03/15/2025)	825,000	811,315
Walmart, Inc., 3.55%, 06/26/2025 (Callable 04/26/2025)	700,000	688,670
		2,124,830

Diversifed Telecommunication Services - 0.0%(c)
T-Mobile USA, Inc., 5.38%, 04/15/2027 (Callable 04/12/2024)	55,000	55,287

Diversified Telecommunication Services - 0.6%
AT&T, Inc., 1.70%, 03/25/2026 (Callable 04/12/2024)	250,000	233,912
T-Mobile USA, Inc.
3.75%, 04/15/2027 (Callable 02/15/2027)	100,000	96,366
4.75%, 02/01/2028 (Callable 04/12/2024)	100,000	98,775
Verizon Communications Inc., 2.63%, 08/15/2026	250,000	236,999
		666,052

Electric Utilities - 0.3%
Duke Energy Corp., 5.00%, 12/08/2027 (Callable 11/08/2027)	345,000	344,879

Electrical Equipment - 0.2%
Emerson Electric Co., 3.15%, 06/01/2025 (Callable 03/01/2025)	200,000	195,521

Entertainment - 0.7%
Walt Disney Co., 1.75%, 08/30/2024 (Callable 07/30/2024)	810,000	797,831

Financial Services - 1.6%
Mastercard, Inc., 4.85%, 03/09/2033 (Callable 12/09/2032)	500,000	504,446
PayPal Holdings, Inc., 1.65%, 06/01/2025 (Callable 05/01/2025)	700,000	671,931
Visa Inc.
3.15%, 12/14/2025 (Callable 09/14/2025)	300,000	291,885
1.90%, 04/15/2027 (Callable 02/15/2027)	500,000	462,801
		1,931,063

Ground Transportation - 0.2%
Union Pacific Corp., 3.75%, 07/15/2025 (Callable 05/15/2025)	200,000	196,560

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories
3.88%, 09/15/2025 (Callable 06/15/2025)	255,000	251,625
3.75%, 11/30/2026 (Callable 08/30/2026)	355,000	347,084
		598,709

Health Care Providers & Services - 0.0%(c)
CVS Health Corp., 3.38%, 08/12/2024 (Callable 05/12/2024)	50,000	49,591

Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp., 1.45%, 09/01/2025 (Callable 08/01/2025)	600,000	569,684

Household Products - 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/2027 (Callable 07/15/2027)	595,000	570,001

Industrial Conglomerates - 0.6%
Honeywell International, Inc., 1.35%, 06/01/2025 (Callable 05/01/2025)	750,000	719,091

Interactive Media & Services - 0.2%
Alphabet, Inc., 2.00%, 08/15/2026 (Callable 05/15/2026)	200,000	188,292

Life Sciences Tools & Services - 0.2%
Danaher Corp., 3.35%, 09/15/2025 (Callable 06/15/2025)	250,000	244,729

Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp., 2.00%, 05/11/2027 (Callable 03/11/2027)	400,000	370,057
ConocoPhillips Co.
6.95%, 04/15/2029	500,000	550,536
5.05%, 09/15/2033 (Callable 06/15/2033)	250,000	252,591
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 01/15/2025)	500,000	482,099
Enterprise Products Operating LLC
3.75%, 02/15/2025 (Callable 11/15/2024)	665,000	656,200
5.05%, 01/10/2026	100,000	99,989
EOG Resources, Inc., 4.38%, 04/15/2030 (Callable 01/15/2030)	500,000	489,762
Exxon Mobil Corp.
2.71%, 03/06/2025 (Callable 12/06/2024)	255,000	249,385
3.04%, 03/01/2026 (Callable 12/01/2025)	400,000	387,658
Kinder Morgan Energy Partners, L.P., 4.25%, 09/01/2024 (Callable 06/01/2024)	125,000	124,213
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	325,000	320,147
		3,982,637

Personal Care Products - 0.7%
Estee Lauder Cos., Inc., 2.00%, 12/01/2024 (Callable 11/01/2024)	805,000	786,881

Pharmaceuticals - 2.2%
Eli Lilly & Co., 5.00%, 02/27/2026 (Callable 04/12/2024)	545,000	544,582
Johnson & Johnson, 0.55%, 09/01/2025 (Callable 08/01/2025)	735,000	691,506
Pfizer, Inc., 0.80%, 05/28/2025 (Callable 04/28/2025)	800,000	762,616
Zoetis Inc., 4.50%, 11/13/2025 (Callable 08/13/2025)	600,000	592,739
		2,591,443

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	500,000	490,289
NVIDIA Corp., 3.20%, 09/16/2026 (Callable 06/16/2026)	400,000	386,547
		876,836

Software - 3.1%
Adobe Inc., 1.90%, 02/01/2025 (Callable 01/01/2025)	755,000	734,732
Fortinet, Inc., 1.00%, 03/15/2026 (Callable 02/15/2026)	600,000	552,490
Intuit, Inc.
5.13%, 09/15/2028 (Callable 08/15/2028)	550,000	560,277
5.20%, 09/15/2033 (Callable 06/15/2033)	275,000	280,094
Microsoft Corp., 3.13%, 11/03/2025 (Callable 08/03/2025)	230,000	224,168
Oracle Corp.
2.50%, 04/01/2025 (Callable 03/01/2025)	500,000	485,112
2.95%, 05/15/2025 (Callable 02/15/2025)	500,000	486,982
4.65%, 05/06/2030 (Callable 03/06/2030)	120,000	117,743
Roper Technologies, Inc., 1.00%, 09/15/2025 (Callable 08/15/2025)	250,000	235,197
		3,676,795

Specialized REITs - 1.0%
American Tower Corp.
2.40%, 03/15/2025 (Callable 02/15/2025)	600,000	581,980
3.38%, 10/15/2026 (Callable 07/15/2026)	635,000	606,883
		1,188,863

Specialty Retail - 2.3%
Home Depot, Inc.
2.80%, 09/14/2027 (Callable 06/14/2027)	500,000	471,121
4.90%, 04/15/2029 (Callable 03/15/2029)	220,000	222,296
Lowe's Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	800,000	760,860
O'Reilly Automotive, Inc.
4.20%, 04/01/2030 (Callable 01/01/2030)	500,000	478,523
4.70%, 06/15/2032 (Callable 03/15/2032)	250,000	244,551
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	500,000	503,501
		2,680,852

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc.
2.50%, 02/09/2025	250,000	244,467
3.20%, 05/13/2025	55,000	53,907
		298,374
TOTAL CORPORATE BONDS (Cost $35,349,311)		34,162,456

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
American Tower Corp.	5,500	1,086,745
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $946,791)		1,086,745

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.24%(d)	1,192,709	1,192,709
TOTAL SHORT-TERM INVESTMENTS (Cost $1,192,709)		1,192,709

TOTAL INVESTMENTS - 99.8% (Cost $79,424,818)		$117,637,825
Other Assets in Excess of Liabilities - 0.2%		177,225
TOTAL NET ASSETS - 100.0%		$117,815,050

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) Represents less than 0.05% of net assets.
(d) The rate shown represents the 7-day effective yield as of March 31, 2024.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

LKCM BALANCED FUND Sector Classification as of March 31, 2024
(% of Net Assets)
Information Technology	20.2%
Industrials	13.9
Health Care	12.6
Consumer Staples	10.2
Financials	9.1
Energy	8.9
Materials	7.7
Consumer Discretionary	7.7
Communication Services	6.3
Real Estate	1.9
Utilities	0.3
Money Market Funds	1.0
Other Assets in Excess of Liabilities	0.2
100.0%

Fair Value Measurement Summary at March 31, 2024

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2024, the Fund's assets carried at fair value were classified as follows:

LKCM Balanced Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$81,195,916	–	–	$81,195,916
Corporate Bonds	–	34,162,456	–	34,162,456
Real Estate Investment Trusts	1,086,745	–	–	1,086,745
Money Market Fund	1,192,709	–	–	1,192,709
Total Assets	$83,475,370	$34,162,456	–	$117,637,825

Refer to the Schedule of Investments for industry classifications.